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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10529

The Investment House Funds
(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard, Suite 270 Los Angeles, California	90025
Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC 11100 Santa Monica Blvd. Los Angeles, CA 90025_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 873-3020

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Investment House Growth Fund
Schedule of Investments
October 31, 2017 (Unaudited)

Common Stocks - 98.9%	Shares	Value

Consumer Discretionary - 11.1%
Hotels, Restaurants & Leisure - 2.9%
Carnival Corporation	30,000	$1,991,700
Six Flags Entertainment Corporation	14,000	879,060
		2,870,760
Internet & Direct Marketing Retail - 7.4%
Amazon.com, Inc. *	4,725	5,222,448
Priceline Group, Inc. (The) *	1,100	2,103,156
		7,325,604
Media - 0.8%
Omnicom Group, Inc.	12,500	839,875

Consumer Staples - 2.4%
Food & Staples Retailing - 1.4%
Costco Wholesale Corporation	5,000	805,400
CVS Health Corporation	9,000	616,770
		1,422,170
Household Products - 1.0%
Church & Dwight Company, Inc.	22,000	993,740

Financials - 2.0%
Diversified Financial Services - 2.0%
Intercontinental Exchange, Inc.	30,000	1,983,000

Health Care - 12.9%
Biotechnology - 1.8%
Celgene Corporation *	10,000	1,009,700
Gilead Sciences, Inc.	10,000	749,600
		1,759,300
Health Care Equipment & Supplies - 5.2%
Baxter International, Inc.	9,000	580,230
Intuitive Surgical, Inc. *	9,000	3,378,240
Stryker Corporation	7,500	1,161,525
		5,119,995
Health Care Providers & Services - 3.2%
Henry Schein, Inc. *	25,400	1,996,440
McKesson Corporation	9,000	1,240,920
		3,237,360
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. *	10,000	1,162,900

Pharmaceuticals - 1.5%
Allergan plc	6,260	1,109,460
Roche Holdings AG - ADR	14,000	404,810
		1,514,270

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.9% (Continued)	Shares	Value

Industrials - 9.4%
Air Freight & Logistics - 2.5%
FedEx Corporation	11,000	$2,483,910

Airlines - 2.3%
Delta Air Lines, Inc.	45,000	2,251,350

Commercial Services & Supplies - 2.9%
Deluxe Corporation	11,000	766,150
Waste Management, Inc.	25,000	2,054,250
		2,820,400
Machinery - 0.8%
Cummins, Inc.	4,500	795,960

Road & Rail - 0.9%
Norfolk Southern Corporation	7,000	919,940

Information Technology - 56.7%
Electronic Equipment, Instruments & Components - 1.8%
Flex Ltd. *	100,000	1,780,000

Internet Software & Services - 23.7%
Alibaba Group Holding Ltd. - ADR *	24,000	4,437,360
Alphabet, Inc. - Class A *	3,600	3,718,944
Alphabet, Inc. - Class C *	3,609	3,669,054
Facebook, Inc. - Class A *	65,000	11,703,900
		23,529,258
IT Services - 10.3%
Accenture plc - Class A	17,900	2,548,244
Automatic Data Processing, Inc.	7,000	813,820
Paychex, Inc.	24,000	1,530,960
PayPal Holdings, Inc. *	45,000	3,265,200
Square, Inc. - Class A *	25,000	929,750
Visa, Inc. - Class A	10,000	1,099,800
		10,187,774
Semiconductors & Semiconductor Equipment - 4.1%
QUALCOMM, Inc.	13,700	698,837
Texas Instruments, Inc.	35,000	3,384,150
		4,082,987
Software - 10.5%
Adobe Systems, Inc. *	12,000	2,101,920
Autodesk, Inc. *	11,000	1,374,560
Intuit, Inc.	36,000	5,436,720
SAP SE - ADR	13,000	1,484,600
		10,397,800

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.9% (Continued)	Shares	Value

Information Technology - 56.7% (Continued)
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	37,000	$6,254,480

Materials - 4.4%
Chemicals - 4.4%
Ecolab, Inc.	15,000	1,959,900
Scotts Miracle-Gro Company (The)	23,600	2,351,032
		4,310,932

Total Common Stocks (Cost $37,086,461)		$98,043,765

Money Market Funds - 1.1%	Shares	Value

First American Government Obligations Fund -
Class Z, 0.90% (a) (Cost $1,067,486)	1,067,486	$1,067,486

Total Investments at Value - 100.0% (b) (Cost $38,153,947)		$99,111,251

Other Assets in Excess of Liabilities - 0.0% (c)		4,728

Net Assets - 100.0%		$99,115,979

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Rate shown is the 7-day effective yield as of October 31, 2017.

(b)	All securities are pledged as collateral for the Fund's bank line of credit (Note 5).

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

The Investment House Growth Fund
Notes to Schedule of Investments
October 31, 2017 (Unaudited)

1. Securities valuation

Equity securities of The Investment House Growth Fund (the "Fund"), a series of The Investment House Funds, generally are valued at their market value, but if market prices are not available or The Investment House LLC, the investment adviser to the Fund (the "Adviser"), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, securities will be classified as level 1 within the fair value hierarchy.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2017 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$98,043,765	$-	$-	$98,043,765
Money Market Funds	1,067,486	-	-	1,067,486
Total	$99,111,251	$-	$-	$99,111,251

Refer to the Fund's Schedule of Investments for a listing of the common stocks by industry type. As of October 31, 2017, the Fund did not have any transfers into or out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of October 31, 2017. It is the Fund's policy to recognize transfers into or out of any Level at the end of the reporting period.

The Investment House Growth Fund
Notes to Schedule of Investments (Continued)

2. Security transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of October 31, 2017:

Cost of portfolio investments	$38,153,947

Gross unrealized appreciation	$61,365,536
Gross unrealized depreciation	(408,232)

Net unrealized appreciation	$60,957,304

4. Sector Risk

If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Information Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of October 31, 2017, the Fund had 56.7% of the value of its net assets invested within the Information Technology sector.

5. Bank Line of Credit

The Fund has a secured bank line of credit with U.S. Bank, N.A. that provides a maximum borrowing of up to $17,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of "leverage." Please see the Fund's prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 11, 2017. All of the Fund's securities are pledged as collateral for the Fund's bank line of credit.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 8 2017

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer

Date	December 8, 2017

*	Print the name and title of each signing officer under his or her signature.